Supplemental Cash Flow Statement Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Supplemental Cash Flow Statement Information [Abstract]
Schedule of supplemental cash flow information

	Six Months Ended
	June 30,
	2018	2017
Supplemental Cash Flow Information
Non-cash Investing and Financing Activities
Noncash preferred stock dividends	$-	$246
Issuance of common stock upon conversion of preferred stock	$125	$2,246
Issuance of warrants with term loan extensions / revolver draws	$809	$2,218

	2017	2016
Cash paid for interest	$640	$363
Cash paid for taxes	$5	$11
Non-cash Investing and Financing Activities
Noncash preferred stock dividends	$246	$463
Issuance of notes in exchange for accounts payable	$-	$288
Issuance of stock upon conversion of preferred stock	$2,246	$307
Issuance of warrants with term loan extensions	$2,218	361
Issuance of stock in exchange for accounts payable	$-	$86